Signifcant Accounting Policies (Details) - Schedule of functional currency	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RMB to USD [Member]
Signifcant Accounting Policies (Details) - Schedule of functional currency [Line Items]
Translation currency, Period end rates	USD 1.00= RMB 6.5277	USD 1.00= RMB 6.9762	USD 1.00= RMB 6.8632
Translation currency, Average rates	USD 1.00=RMB 6.9001	USD 1.00=RMB 6.8944	USD 1.00=RMB 6.6322
HKD to USD [Member]
Signifcant Accounting Policies (Details) - Schedule of functional currency [Line Items]
Translation currency, Period end rates	USD 1.00= HKD 7.7525	USD 1.00= HKD 7.7877	USD 1.00= HKD 7.8329
Translation currency, Average rates	USD 1.00=HKD 7.7558	USD 1.00=HKD 7.8342	USD 1.00=HKD 7.8636